General and administrative expenses (Detail) - General and administrative expenses [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and administrative expenses [line items]
Purchase of goods and services	€ (7,053)	€ (5,488)	€ (3,774)
Amortization and depreciation	(3,369)	(2,326)	(1,482)
Payroll expenses	(14,858)	(11,895)	(9,270)
Other	(204)	(332)	(519)
Total	€ (25,484)	€ (20,041)	€ (15,045)